                      STAG PROTECTOR VARIABLE UNIVERSAL LIFE (SERIES 1.5)
                                  SEPARATE ACCOUNT VL I
                         HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                  FILE NO. 333-83057



     SUPPLEMENT DATED DECEMBER 9, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

             SUPPLEMENT DATED DECEMBER 9, 2004 TO YOUR PROSPECTUS


Subject to shareholder approval, the investment objective of Putnam VT Equity Income Fund will change on December 9, 2004.

If approved by the shareholders, the paragraph describing the investment objective in your prospectus in the section entitled "The Funds" is deleted and replaced with the following:

     Putnam VT Equity Income Fund - Seeks capital growth and current income.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5127